UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22149

 NAME OF REGISTRANT:                     Old Mutual Funds III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 4643 South Ulster Street
                                         Suite 600
                                         Denver, CO 80237

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Julian F. Sluyters
                                         4643 South Ulster Street
                                         Suite 600
                                         Denver, CO 80237

 REGISTRANT'S TELEPHONE NUMBER:          1-720-200-7600

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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

Old Mutual Funds III
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Old Mutual Funds III
By (Signature)       /s/ Julian F. Sluyters
Name                 Julian F. Sluyters
Title                President
Date                 08/21/2008